Investments in equity-accounted Investees - Schedule of Interests in Associates (Detail) - TWD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of Investments in equity-accounted Investees [Line Items]
Investments in associates	$ 5,820,759	$ 5,973,127
Lextar Electronics Corp [member]
Disclosure of Investments in equity-accounted Investees [Line Items]
Principal activities of business associate	Manufacturing and sales of Light Emitting Diode
Principal place of business of associate	Taiwan ROC
Proportion of ownership interest in associate	27.00%	27.00%
Investments in associates	$ 2,909,521	$ 3,082,178
Star Shining Energy Corporation [member]
Disclosure of Investments in equity-accounted Investees [Line Items]
Principal activities of business associate	Investment
Principal place of business of associate	Taiwan ROC
Proportion of ownership interest in associate	33.00%	33.00%
Investments in associates	$ 1,015,512	$ 1,002,874
Raydium Semiconductor Corporation [member]
Disclosure of Investments in equity-accounted Investees [Line Items]
Principal activities of business associate	IC design
Principal place of business of associate	Taiwan ROC
Proportion of ownership interest in associate	17.00%	18.00%
Investments in associates	$ 740,504	$ 716,381
Daxin Materials Corp [member]
Disclosure of Investments in equity-accounted Investees [Line Items]
Principal activities of business associate	Research, manufacturing, and sales of display related chemicals
Principal place of business of associate	Taiwan ROC
Proportion of ownership interest in associate	25.00%	25.00%
Investments in associates	$ 688,813	$ 654,940
Star River Energy Corporation [member]
Disclosure of Investments in equity-accounted Investees [Line Items]
Principal activities of business associate	Investment
Principal place of business of associate	Taiwan ROC
Proportion of ownership interest in associate	34.00%	34.00%
Investments in associates	$ 444,550	$ 434,421
Other associate [member]
Disclosure of Investments in equity-accounted Investees [Line Items]
Investments in associates	$ 21,859	$ 82,333